Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt	$ 912,010	$ 745,649
Less: current installments	66,661	60,314
Less: unamortized deferred loan issuance costs	1,643	1,330
Current portion of long-term debt	65,018	58,984
Amounts due after one year	845,350	685,335
Less: unamortized deferred loan issuance costs	4,468	2,673
Less long-term debt from related parties		25,000
Long-term debt, less current installments, Seller's Credit and Seller's Loan and unamortized deferred loan issuance costs	840,882	657,662
Raquel Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		25,000
220 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	172,857	180,714
35 Million Revolving Credit Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	30,000	25,000
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	113,750	118,125
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		76,871
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	75,641	78,105
172.5 Million Loan Facility [Member] | Dan Cisne Dan Sabia [Member]
Debt Instrument [Line Items]
Total long-term debt	95,939	100,539
77.5 Million Loan Facility [Member] | Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	64,368	67,652
25 Million Seller's Credit and Seller's Loan [Member]
Debt Instrument [Line Items]
Less long-term debt from related parties		25,000
25 Million Seller's Credit and Seller's Loan [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	71,028	$ 73,643
One Hundred And Fourteen Point Four Million Loan Facility [Member] | Tordis Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	93,581
One Hundred And Fourteen Point Four Million Loan Facility [Member] | Vigdis Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	94,846
Hundred Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 100,000